Vessels, net, Acquisitions, Disposals, Impairments and Improvements (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($)	Apr. 25, 2024 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 09, 2024 USD ($)	Apr. 30, 2024 USD ($)
Vessels, Net [Abstract]
Vessel pre-delivery expenses				$ 6	$ 64
Number of vessels impaired | Vessel				2
Impairment loss on vessels held for use					0	$ 0
Impairment loss				$ 6,122	$ 0	$ 0
Dry Bulk Segment [Member]
Vessels, Net [Abstract]
Impairment loss on vessels held for use				1,307
Impairment loss				2,394
Tanker Segment [Member]
Vessels, Net [Abstract]
Impairment loss on vessels held for use				3,728
Impairment loss				3,728
M/V Melia [Member]
Vessels, Net [Abstract]
Vessel acquisition			$ 14,000
Impairment loss on vessels held for use				1,307
Carrying value plus unamortized dry-docking costs				11,667
M/T Zeze Start [Member]
Vessels, Net [Abstract]
Vessel acquisition	$ 27,000
Fair value of vessels							$ 27,500
Impairment loss on vessels held for use				3,728
Carrying value plus unamortized dry-docking costs				29,108
M/V Baltimore [Member]
Vessels, Net [Abstract]
Sales price								$ 18,250
Impairment loss on vessels held for sale		$ 1,087
Additional expenses related to sale of vessel				$ 7
M/V Baltimore [Member] | Nonrecurring [Member]
Vessels, Net [Abstract]
Fair value of vessels								$ 18,250
M/V Melia and M/T Zeze Start [Member]
Vessels, Net [Abstract]
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]				Impairment loss
M/V Melia and M/T Zeze Start [Member] | Nonrecurring [Member]
Vessels, Net [Abstract]
Fair value of vessels				$ 35,740